Income Taxes (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%
Principal income tax rate, percentage	25.00%		25.00%
Net operating loss carried-forward	$ 333,308		$ 519,248
Income tax expire date description	Expire on various dates from December 31, 2021 to December 31, 2023		Expire on various dates from December 31, 2021 to December 31, 2023
PRC [Member]
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Income tax statutory tax rate			25.00%	25.00%
Principal income tax rate, percentage			25.00%
Net operating loss carried-forward			$ 519,248	$ 553,604
Income tax expire date description			Expire on various dates from December 31, 2021 to December 31, 2023
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | PRC [Member]
Income tax statutory tax rate			25.00%	25.00%